Subsidiaries_Nature Of The Risks Associated With Interests In Consolidated Structured Entities (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
KL 1st Inc. and other subsidiaries
Disclosure Of Information About Consolidated Structured Entities Line Items [Line Items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 1,904,344
Description Of Terms Of Contractual Arrangements That Could Require Parent Or Subsidiaries To Provide Financial Support To Structured Entity	The Group has provided payment guarantees of ₩ 1,904,344 million to KL 1st Inc. and other subsidiaries.
KB Wise Star Private Real Estate Feeder Fund 1st. And 8 other subsidiaries
Disclosure Of Information About Consolidated Structured Entities Line Items [Line Items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 316,966
Description Of Terms Of Contractual Arrangements That Could Require Parent Or Subsidiaries To Provide Financial Support To Structured Entity	The Group provides capital commitment to KB Wise Star Private Real Estate Feeder Fund 1st. and 8 other subsidiaries. The unexecuted amount of the investment agreement is ₩ 316,966 million. Based on the capital commitment, the Group is subject to increase its investment upon the request of the asset management company or the additional agreement among investors.
Trust
Disclosure Of Information About Consolidated Structured Entities Line Items [Line Items]
Description Of Terms Of Contractual Arrangements That Could Require Parent Or Subsidiaries To Provide Financial Support To Structured Entity	The Group provides the guarantees of payment of principal, or principal and fixed rate of return in case the operating results of the trusts are less than the guaranteed principal, or principal and fixed rate of return.